Flow-Through Share Premium Liability (Details Narrative) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued	1,869,375	3,322,000
Price per shares	$ 0.80	$ 0.40
Gross proceeds	$ 1,495,500	$ 1,328,000
[custom:QualifyingExpenditures-0]	$ 5,755,261	$ 821,164
Share premium [member]
IfrsStatementLineItems [Line Items]
Price per shares	$ 0.10	$ 0.05
Gross proceeds	$ 1,442,938	$ 166,100